ACCOUNTS RECEIVEABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVEABLE, NET
ACCOUNTS RECEIVEABLE, NET

2.    ACCOUNTS RECEIVEABLE, NET

The following is a reconciliation of the changes in our allowance for doubtful accounts during fiscal 2020 and 2019:

	Year ended December 31,
	2020	2019
Beginning allowance for doubtful accounts	$1,345	$1,260
Provision	177	2,651
Write-offs, net of recoveries	(409)	(2,488)
Mustang disposal	—	(78)
Ending allowance for doubtful accounts	$1,113	$1,345